OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Securities - FVTPL	$ 2,523	$ 2,200
BSREP III
Disclosure of financial assets [line items]
Securities - FVTPL	$ 1,183	$ 1,154